Goodwill - Schedule of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Goodwill [Roll Forward]
Balance as of 1 January	$ 12,058	$ 11,643
Translation difference	(728)	415
Balance as of 31 December	$ 11,330	$ 12,058